Condensed Financial Information Condensed Financial Information (Parent Company) (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net Cash Provided by (Used in) Operating Activities	$ 4,131	$ 4,992	$ 5,761
Net Cash Provided by (Used in) Investing Activities [Abstract]
Sales, maturities and repayments of fixed maturity securities	45,460	38,341	22,990
Sales, maturities and repayments of equity securities	224	308	98
Sales, maturities and repayments of mortgage loans	1,560	1,083	2,456
Sales, maturities and repayments of real estate and real estate joint ventures	446	512	28
Sales, maturities and repayments of other limited partnership interests	417	425	255
Purchases of fixed maturity securities	(39,097)	(43,502)	(28,056)
Purchases of equity securities	(58)	(273)	(89)
Purchases of mortgage loans	(2,847)	(2,560)	(353)
Purchases of real estate and real estate joint ventures	(75)	(109)	(209)
Purchases of other limited partnership interests	(203)	(233)	(345)
Cash received in connection with freestanding derivatives	707	224	788
Cash paid in connection with freestanding derivatives	(2,764)	(869)	(1,991)
Cash received under repurchase agreements	0	199	0
Cash paid under repurchase agreements	0	(199)	0
Cash received under reverse repurchase agreements	0	199	0
Cash paid under reverse repurchase agreements	0	(199)	0
Sales of loans to affiliates	0	26	520
Net change in policy loans	109	(72)	52
Net change in short-term investments	596	(343)	3,491
Net change in other invested assets	7	(55)	(598)
Net cash provided by (used in) investing activities	4,532	(7,097)	(512)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Policyholder account balances: Deposits	10,040	20,269	18,947
Policyholder account balances: Withdrawals	(12,292)	(21,078)	(21,853)
Net change in payables for collateral under securities loaned and other transactions	(3,251)	3,121	704
Long-term debt issued	0	175	0
Long-term debt repaid	(26)	(235)	(1,379)
Financing element on certain derivative instruments and other derivative related transactions, net	(1,011)	(97)	(414)
Redemption of common stock	0	0	(906)
Common stock redemption premium	0	0	(484)
Dividends on common stock	(261)	(500)	(155)
Capital contributions	1,688	406	476
Net cash provided by (used in) financing activities	(5,113)	2,061	(5,064)
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	0	(2)	(45)
Change in cash and cash equivalents	3,550	(46)	140
Cash and cash equivalents, beginning of year	1,507	1,553	1,413
Cash and cash equivalents, end of year	5,057	1,507	1,553
Supplemental Cash Flow Information [Abstract]
Interest	130	137	171
Income tax	150	(463)	(471)
Non-cash transactions:
Capital contributions	69	181	457
Transfer of fixed maturity securities from affiliates	4,030	0	0
Transfer of mortgage loans from affiliates	662	0	0
Transfer of short-term investments from affiliates	94	0	0
Transfer of fixed maturity securities to affiliates	346	0	804
Transfer of mortgage loans to affiliates	0	0	94
Transfer of policyholder account balances to affiliate	0	0	528
Reduction of other invested assets in connection with reinsurance transactions	676	0	863
Parent Company
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net Cash Provided by (Used in) Operating Activities	3,256	4,196	4,547
Net Cash Provided by (Used in) Investing Activities [Abstract]
Sales, maturities and repayments of fixed maturity securities	39,104	35,728	20,197
Sales, maturities and repayments of equity securities	175	308	98
Sales, maturities and repayments of mortgage loans	1,484	958	1,049
Sales, maturities and repayments of real estate and real estate joint ventures	441	368	27
Sales, maturities and repayments of other limited partnership interests	413	422	254
Purchases of fixed maturity securities	(34,906)	(39,298)	(24,524)
Purchases of equity securities	(58)	(273)	(41)
Purchases of mortgage loans	(2,803)	(2,515)	(343)
Purchases of real estate and real estate joint ventures	(75)	(105)	(204)
Purchases of other limited partnership interests	(203)	(233)	(345)
Cash received in connection with freestanding derivatives	707	223	366
Cash paid in connection with freestanding derivatives	(2,764)	(868)	(1,784)
Cash received under repurchase agreements	0	199	0
Cash paid under repurchase agreements	0	(199)	0
Cash received under reverse repurchase agreements	0	199	0
Cash paid under reverse repurchase agreements	0	(199)	0
Sales of loans to affiliates	0	0	520
Returns of capital from subsidiaries	32	169	818
Capital contributions to subsidiaries	(1)	(2)	(2)
Net change in policy loans	109	(72)	52
Net change in short-term investments	876	(495)	3,645
Net change in other invested assets	5	(59)	(151)
Net cash provided by (used in) investing activities	2,536	(5,744)	(368)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Policyholder account balances: Deposits	9,672	19,970	18,602
Policyholder account balances: Withdrawals	(12,001)	(20,797)	(21,584)
Net change in payables for collateral under securities loaned and other transactions	(3,257)	3,118	680
Long-term debt issued	0	175	0
Long-term debt repaid	0	(148)	(75)
Financing element on certain derivative instruments and other derivative related transactions, net	(1,011)	(97)	(414)
Redemption of common stock	0	0	(906)
Common stock redemption premium	0	0	(484)
Dividends on common stock	(261)	(500)	(155)
Capital contributions	1,568	11	231
Net cash provided by (used in) financing activities	(5,290)	1,732	(4,105)
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	0	(2)	(45)
Change in cash and cash equivalents	502	182	29
Cash and cash equivalents, beginning of year	1,379	1,197	1,168
Cash and cash equivalents, end of year	1,881	1,379	1,197
Supplemental Cash Flow Information [Abstract]
Interest	64	65	70
Income tax	428	(267)	(231)
Non-cash transactions:
Capital contributions	43	141	703
Transfer of fixed maturity securities from affiliates	3,565	0	0
Transfer of mortgage loans from affiliates	395	0	0
Transfer of short-term investments from affiliates	94	0	0
Transfer of fixed maturity securities to affiliates	346	0	804
Transfer of mortgage loans to affiliates	0	0	94
Transfer of policyholder account balances to affiliate	0	0	528
Reduction of other invested assets in connection with reinsurance transactions	$ 676	$ 0	$ 863